Notes Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Principal amounts			$ 241,067	$ 241,067	$ 241,067	$ 241,067
Interest rate			12.00%	12.00%	12.00%	12.00%
Conversion price			$ 0.8	$ 0.8	$ 0.8	$ 0.8
Debt conversion	$ 271,642	$ 271,642			$ 271,642
Term						2 years